Goodwill and Identifiable Intangible Assets (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Y Employee	Dec. 31, 2010	Dec. 31, 2009	Nov. 30, 2011
Goodwill
Beginning balance	$ 7,505	$ 6,965
Business acquisitions	27	530
Impairment loss	(43)
Sale of a business		(2)
Foreign currency translation adjustment	(17)	12
Ending balance	7,472	7,505	6,965
Identifiable Intangible Assets
Weighted Average Amortization Period (in years)	18
Gross Carrying Amount	598	593
Accumulated Amortization	290	236
Net Carrying Amount	308	357
Amortization expense
Amortization expense	54	46	41
Estimated amortization expense
Estimated amortization expense, 2012	42
Estimated amortization expense, 2013	35
Estimated amortization expense, 2014	36
Estimated amortization expense, 2015	31
Estimated amortization expense, 2016	26
Goodwill and Identifiable Intangible Assets (Textual)
Approximate number of employees	52,000
Total goodwill related to business acquisitions	27	530
Goodwill related to business acquisitions during current year	19
Goodwill related to earn-outs from certain business acquisitions	3
Goodwill related to final purchase price allocation adjustments	5
Sale of a business		(2)
Amount of goodwill not recoverable				105
Goodwill impairment charge	43
Goodwill impairment charge after income taxes	42
Goodwill impairment charge per share	$ 0.40
Accumulated goodwill impairment losses	58	15
Customer contractual relationships [Member]
Identifiable Intangible Assets
Weighted Average Amortization Period (in years)	20
Gross Carrying Amount	422	422
Accumulated Amortization	192	156
Net Carrying Amount	230	266
Technology [Member]
Identifiable Intangible Assets
Weighted Average Amortization Period (in years)	11
Gross Carrying Amount	149	145
Accumulated Amortization	87	72
Net Carrying Amount	62	73
Other [Member]
Identifiable Intangible Assets
Weighted Average Amortization Period (in years)	15
Gross Carrying Amount	27	26
Accumulated Amortization	11	8
Net Carrying Amount	16	18
C3ISR [Member]
Goodwill
Beginning balance	868	870
Business acquisitions	3
Foreign currency translation adjustment		(2)
Segment reclassification	(74)
Ending balance	797	868
Goodwill and Identifiable Intangible Assets (Textual)
Total goodwill related to business acquisitions	3
Electronic Systems [Member]
Goodwill
Beginning balance	4,405	3,842
Business acquisitions	22	530
Impairment loss	(43)
Sale of a business		(2)
Foreign currency translation adjustment	(12)	1
Segment reclassification	168	(34)
Ending balance	4,540	4,405
Goodwill and Identifiable Intangible Assets (Textual)
Total goodwill related to business acquisitions	22	530
Sale of a business		(2)
Goodwill impairment charge	43
AM&M [Member]
Goodwill
Beginning balance	1,172	1,158
Business acquisitions	2
Foreign currency translation adjustment	(5)	14
Ending balance	1,169	1,172
Goodwill and Identifiable Intangible Assets (Textual)
Total goodwill related to business acquisitions	2
NSS [Member]
Goodwill
Beginning balance	1,060	1,095
Foreign currency translation adjustment		(1)
Segment reclassification	(94)	34
Ending balance	$ 966	$ 1,060